New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: (914)846-3888 E-Mail: laura_bramson@newyorklife.com www.newyorklife.com
Laura Bramson Associate General Counsel
VIA EDGAR
May 1, 2026
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
NYLIAC Variable Annuity Separate Account-III
File No. 333-228039 and 811-08904
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 10 on Form N-4 that was filed by the Registrant on April 10, 2026 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 10, 2026.
If you have any questions regarding the foregoing, please contact the undersigned at phone number (914)846-3888.
Very truly yours,
/s/ Laura Bramson Laura Bramson Associate General Counsel